Significant Accounting Policies (Organization) - Additional Information (Detail) (Orchid Island Capita lInc Member [Member])	12 Months Ended
Dec. 31, 2013
Orchid Island Capita lInc Member [Member]
Entity Incorporation, Date of Incorporation	Aug. 17, 2010
Entity Incorporation, State Country Name	MD
Operations Commenced Date	Nov. 24, 2010